UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: November 30, 2024

Item 1. Reports to Stockholders.

(a)

Reinhart Midcap PMV Fund
Investor Class | RPMMX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.30%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56166Y842

Reinhart Midcap PMV Fund
Advisor Class | RPMVX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.05%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56166Y834

Reinhart Midcap PMV Fund
Institutional Class | RPMNX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart Midcap PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$130,775,516
Number of Holdings	42
Portfolio Turnover	15%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)
Financials	23.7%
Industrials	13.5%
Health Care	10.9%
Information Technology	10.2%
Consumer Discretionary	9.3%
Real Estate	8.4%
Materials	7.4%
Communication Services	4.3%
Consumer Staples	4.0%
Cash & Other	8.3%

Top 10 Issuers	(%)
SS&C Technologies Holdings	4.2%
Lantheus Holdings	3.7%
First American Treasury Obligations Fund	3.5%
TransUnion	3.3%
Paycom Software	3.2%
Affiliated Managers Group	3.1%
M&T Bank	3.0%
U-Haul Holding, Series N	2.9%
Live Nation Entertainment	2.9%
FMC	2.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Midcap PMV Fund	PAGE 1	TSR-SAR-56167N654

Reinhart Genesis PMV Fund
Investor Class | RPMAX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.20%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$581,324,692
Number of Holdings	40
Portfolio Turnover	14%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)**
Financials	27.1%
Information Technology	20.5%
Industrials	15.3%
Consumer Discretionary	15.0%
Health Care	9.9%
Real Estate	7.1%
Materials	1.4%
Consumer Staples	1.4%
Cash & Other	2.3%

Top 10 Issuers	(%)**
First Citizens BancShares	5.6%
frontdoor	5.1%
Lantheus Holdings	4.3%
Assured Guaranty	3.9%
Wintrust Financial	3.8%
Insperity	3.7%
Hillman Solutions	3.7%
Air Lease, Class A	3.5%
U-Haul Holding, Series N	3.5%
Marcus & Millichap	3.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 1	TSR-SAR-56166Y248

Reinhart Genesis PMV Fund
Advisor Class | RPMFX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart Genesis PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$51	0.95%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$581,324,692
Number of Holdings	40
Portfolio Turnover	14%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)**
Financials	27.1%
Information Technology	20.5%
Industrials	15.3%
Consumer Discretionary	15.0%
Health Care	9.9%
Real Estate	7.1%
Materials	1.4%
Consumer Staples	1.4%
Cash & Other	2.3%

Top 10 Issuers	(%)**
First Citizens BancShares	5.6%
frontdoor	5.1%
Lantheus Holdings	4.3%
Assured Guaranty	3.9%
Wintrust Financial	3.8%
Insperity	3.7%
Hillman Solutions	3.7%
Air Lease, Class A	3.5%
U-Haul Holding, Series N	3.5%
Marcus & Millichap	3.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart Genesis PMV Fund	PAGE 1	TSR-SAR-56166Y230

Reinhart International PMV Fund
Advisor Class | RPMYX
Semi-Annual Shareholder Report | November 30, 2024
This semi-annual shareholder report contains important information about the Reinhart International PMV Fund for the period of June 1, 2024, to November 30, 2024. You can find additional information about the Fund at https://reinhartfunds.com. You can also request this information by contacting us at 1-855-774-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$48	0.95%
KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$1,575,214
Number of Holdings	45
Portfolio Turnover	45%
Visit https://reinhartfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of November 30, 2024)*,**

Industry	(%)**
Information Technology	23.0%
Financials	19.2%
Consumer Discretionary	19.1%
Industrials	14.9%
Consumer Staples	7.7%
Real Estate	7.0%
Communication Services	2.7%
Materials	2.3%
Health Care	1.6%
Cash & Other	2.5%

Top 10 Issuers	(%)**
Edenred	4.0%
Jeronimo Martins SGPS SA	3.7%
JD Logistics	3.4%
BAWAG Group AG	3.2%
First American Treasury Obligations Fund	3.2%
Silicon Motion Technology	3.2%
Cushman & Wakefield plc	3.1%
Sanwa Holdings Corp.	3.1%
Euronet Worldwide	2.9%
Mercari	2.8%

Top Ten Countries	(%)**
France	12.6%
United Kingdom	11.5%
United States	10.9%
Japan	10.0%
Canada	9.6%
China	6.6%
Taiwan, Province Of China	4.9%
Portugal	3.7%
Austria	3.2%
Cash & Other	27.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
**	Percentages are stated as a % of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://reinhartfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Reinhart Partners, LLC documents not be householded, please contact Reinhart Partners, LLC at  1-855-774-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Reinhart Partners, LLC  or your financial intermediary.
Reinhart International PMV Fund	PAGE 1	TSR-SAR-56167N365

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Reinhart Mid Cap PMV Fund
Reinhart Genesis PMV Fund
Reinhart International PMV Fund
Core Financial Statements
November 30, 2024

Reinhart Mid Cap PMV Fund
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Communication Services - 4.3%
Interpublic Group of Companies	61,145	$1,883,878
Live Nation Entertainment(a)	27,020	3,735,515
		5,619,393
Consumer Discretionary - 9.3%
Allison Transmission Holdings	29,830	3,534,855
LKQ	67,735	2,661,308
Tapestry	26,865	1,673,152
TransUnion	42,870	4,351,305
		12,220,620
Consumer Staples - 4.0%
BJ’s Wholesale Club Holdings(a)	36,440	3,509,172
Dollar General	21,830	1,686,804
		5,195,976
Energy - 2.5%
Baker Hughes, Class A	73,035	3,209,888
Financials - 23.7%
Affiliated Managers Group	21,930	4,112,752
American Financial Group	18,620	2,734,533
BOK Financial	23,261	2,765,035
Fidelity National Information Services	36,220	3,089,566
Global Payments	25,335	3,013,852
Intercontinental Exchange	14,765	2,376,574
LPL Financial Holdings	10,190	3,313,279
M&T Bank	17,575	3,866,324
Progressive	8,985	2,415,887
White Mountains Insurance Group	1,668	3,352,663
		31,040,465
Health Care - 10.9%
Charles River Laboratories International(a)	16,165	3,217,805
Encompass Health	31,812	3,274,727
Lantheus Holdings(a)	54,435	4,859,413
Zimmer Biomet Holdings	25,640	2,874,244
		14,226,189
Industrials - 13.5%
Insperity	41,465	3,269,515
Paycom Software	17,815	4,131,655
Sensata Technologies Holding	68,680	2,207,375
Snap-on	4,245	1,569,334
U-Haul Holding, Series N	60,440	3,773,874
WillScot Mobile Mini Holdings Corp.(a)	71,125	2,719,820
		17,671,573

The accompanying notes are an integral part of these financial statements.

1

Reinhart Mid Cap PMV Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 10.2%
Cognizant Technology Solutions - Class A	30,735	$2,473,860
Fidelity National Financial	49,105	3,112,766
Keysight Technologies(a)	13,145	2,245,692
SS&C Technologies Holdings	70,305	5,437,389
		13,269,707
Materials - 7.4%
Avantor (a)	163,220	3,437,413
Eagle Materials	8,900	2,749,388
FMC	59,960	3,543,037
		9,729,838
Real Estate - 8.4%
Alexandria Real Estate Equities, Inc. - REIT	19,925	2,196,333
Americold Realty Trust - REIT	105,970	2,528,444
Camden Property Trust - REIT	26,795	3,370,811
Rexford Industrial Realty - REIT	69,045	2,905,414
		11,001,002
Utilities - 2.4%
Xcel Energy, Inc.	42,665	3,095,772
TOTAL COMMON STOCKS (Cost $90,716,811)		126,280,423
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
First American Treasury Obligations Fund - Class X, 4.55%(b)	4,588,435	4,588,435
TOTAL SHORT-TERM INVESTMENTS (Cost $4,588,435)		4,588,435
TOTAL INVESTMENTS - 100.1% (Cost $95,305,246)		$130,868,858
Liabilities in Excess of Other Assets - (0.1)%		(93,342)
TOTAL NET ASSETS - 100.0%		$130,775,516

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

2

REINHART GENESIS PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 15.0%
Carter’s	126,250	$6,889,462
frontdoor(a)	507,963	29,766,632
Gentex	292,430	8,936,661
Grand Canyon Education(a)	74,400	12,245,496
Hillman Solutions(a)	1,862,000	21,226,800
Thor Industries	69,680	7,776,288
		86,841,339
Consumer Staples - 1.4%
Sprouts Farmers Market(a)	52,000	8,032,960
Financials - 27.1%(b)
Air Lease, Class A	396,480	20,180,832
Assured Guaranty	240,000	22,387,200
First American Financial	254,000	17,818,100
First Citizens BancShares - Class A	14,130	32,428,350
First Hawaiian	489,490	13,514,819
International Bancshares	156,020	11,409,743
LPL Financial Holdings	13,000	4,226,950
White Mountains Insurance Group	6,800	13,667,932
Wintrust Financial	158,100	21,819,381
		157,453,307
Health Care - 9.9%
AdaptHealth(a)	1,615,000	16,198,450
AMN Healthcare Services, Inc.(a)	163,000	4,242,890
Encompass Health	118,920	12,241,625
Lantheus Holdings(a)	281,000	25,084,870
		57,767,835
Industrials - 15.3%
GMS(a)	129,562	13,001,547
GXO Logistics(a)	154,000	9,367,820
Insperity	275,830	21,749,195
MAXIMUS	131,000	9,759,500
Modine Manufacturing(a)	71,000	9,641,090
TriNet Group	55,000	5,138,650
U-Haul Holding, Series N	323,187	20,179,796
		88,837,598
Information Technology - 20.5%
ACI Worldwide(a)	328,000	18,636,960
ASGN(a)	139,500	12,771,225
Axcelis Technologies, Inc.(a)	226,000	16,778,240
Euronet Worldwide(a)	158,000	16,610,540
FormFactor(a)	111,000	4,446,660
InterDigital	90,000	17,636,400
PAR Technology(a)	215,375	17,475,527
Silicon Motion Technology - ADR	277,000	14,700,390
		119,055,942

The accompanying notes are an integral part of these financial statements.

3

REINHART GENESIS PMV FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 1.4%
Element Solutions	291,000	$8,345,880
Real Estate - 7.1%
Alexander & Baldwin - REIT	534,836	10,525,572
Marcus & Millichap	470,060	19,559,197
Ryman Hospitality Properties - REIT	95,440	11,189,386
		41,274,155
TOTAL COMMON STOCKS (Cost $415,445,004)		567,609,016
SHORT-TERM INVESTMENTS - 2.4%
Money Market Funds - 2.4%
First American Treasury Obligations Fund - Class X, 4.55%(c)	14,121,412	14,121,412
TOTAL SHORT-TERM INVESTMENTS (Cost $14,121,412)		14,121,412
TOTAL INVESTMENTS - 100.1% (Cost $429,566,416)		$581,730,428
Liabilities in Excess of Other Assets - (0.1)%		(405,736)
TOTAL NET ASSETS - 100.0%		$581,324,692

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
The accompanying notes are an integral part of these financial statements.

4

Reinhart International PMV Fund
Schedule of Investments
November 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Austria - 3.2%
BAWAG Group AG	640	$50,804
Canada - 9.6%
Boyd Group Services	100	15,432
CCL Industries - Class B	400	22,174
Constellation Software	10	33,814
Dollarama	200	20,834
Element Fleet Management	1,500	31,820
Granite Real Estate Investment Trust - REIT	500	27,210
		151,284
Cayman Islands - 2.7%
Manchester United PLC - Class A(a)	2,500	42,450
China - 6.6%
China Feihe	20,000	14,789
JD Logistics(a)	30,000	54,140
NetEase - ADR	400	34,992
		103,921
France - 12.6%
Capgemini SE	250	40,187
Edenred	1,900	62,893
Elis SA	1,500	30,564
La Francaise des Jeux SAEM(a)	1,000	39,545
LVMH Moet Hennessy Louis Vuitton SE	40	25,076
		198,265
Germany - 1.7%
CTS Eventim AG	300	26,551
Ireland - 2.5%
Bank of Ireland Group plc	4,500	39,450
Israel - 1.7%
Sapiens International Corp. NV	1,000	27,330
Italy - 2.3%
Buzzi Unicem SpA	860	36,447
Japan - 10.0%
Horiba Ltd.	685	39,293
Hoya	200	25,855
Mercari(a)	3,400	44,470
Sanwa Holdings Corp.	1,600	48,325
		157,943
Luxembourg - 2.3%
B&M European Value Retail SA	8,000	35,335

The accompanying notes are an integral part of these financial statements.

5

Reinhart International PMV Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mexico - 2.8%
Bolsa Mexicana de Valores SAB de CV	28,000	$44,389
Netherlands - 2.1%
Euronext NV(a)	300	33,473
Portugal - 3.7%
Jeronimo Martins SGPS SA	3,000	58,459
Republic of Korea - 2.7%
Coway	900	42,649
Spain - 2.8%
Aena SME SA	200	43,314
Sweden - 2.6%
Svenska Handelsbanken AB - Class A	3,900	40,562
Taiwan - 4.9%
Silicon Motion Technology - ADR	935	49,620
Taiwan Semiconductor Manufacturing - ADR	150	27,699
		77,319
United Kingdom - 11.5%
Compass Group plc	700	23,984
Endava plc - ADR(a)	1,230	34,821
International Distributions Services plc(a)	8,000	36,341
London Stock Exchange Group plc	200	28,664
Nomad Foods	1,300	23,803
UNITE Group plc - REIT	3,000	33,636
		181,249
United States - 7.7%
Booking Holdings	5	26,010
Cushman & Wakefield plc(a)	3,200	48,960
Euronet Worldwide(a)	440	46,257
		121,227
Vietnam - 1.5%
Vietnam Dairy Products JSC	9,200	23,465
TOTAL COMMON STOCKS (Cost $1,387,782)		1,535,886
	Contracts
WARRANTS - 0.0%(b)
Canada - 0.0%(b)
Constellation Software, Expires 03/31/2040, Exercise Price $0.00(a)(c)	20	0
TOTAL WARRANTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

6

Reinhart International PMV Fund
Schedule of Investments
November 30, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%
First American Treasury Obligations Fund - Class X, 4.55%(d)	49,822	$49,822
TOTAL SHORT-TERM INVESTMENTS (Cost $49,822)		49,822
TOTAL INVESTMENTS - 100.7% (Cost $1,437,604)		$1,585,708
Liabilities in Excess of Other Assets - (0.7)%		(10,494)
TOTAL NET ASSETS - 100.0%		$1,575,214

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
Sector Classification as of November 30, 2024
(% of Net Assets)

Financials	$346,492	21.9%
Industrials	259,936	16.5
Consumer Discretionary	257,903	16.4
Information Technology	252,764	16.1
Consumer Staples	120,516	7.7
Real Estate	109,806	7.0
Communication Services	103,993	6.6
Materials	58,621	3.7
Health Care	25,855	1.6
Money Market Funds	49,822	3.2
Liabilities in Excess of Other Assets	(10,494)	(0.7)
	1,575,214	100.0%

The accompanying notes are an integral part of these financial statements.

7

Reinhart Funds
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2024 (UNAUDITED)

	Mid Cap PMV Fund	Genesis PMV Fund	International PMV Fund
ASSETS:
Investments, at value (cost $95,305,246, $429,566,416, and $1,437,604)	$130,868,858	$581,730,428	$1,585,708
Cash	—	25,775	1,002
Dividends & interest receivable	42,181	257,078	1,358
Receivable for capital shares sold	2,484	154,979	—
Receivable for foreign withholding tax reclaim	1,357	—	(88)
Receivable for investment securities sold	—	250,890	51
Receivable due from investment adviser	—	—	12,872
Prepaid expenses	29,100	29,221	1,843
Total assets	130,943,980	582,448,371	1,602,746
LIABILITIES:
Bank Overdraft	2	—	—
Payable for capital shares redeemed	1,598	599,890	51
Payable to investment adviser	71,760	351,011	—
Payable for fund administration & accounting fees	21,572	60,893	11,023
Payable for compliance fees	2,211	2,210	2,210
Payable for transfer agent fees & expenses	13,694	9,680	943
Payable for trustee fees	537	(243)	(126)
Payable for custody fees	1,244	2,630	(306)
Accrued distribution & shareholder service fees	26,391	70,247	809
Accrued other fees	29,455	27,361	12,928
Total liabilities	168,464	1,123,679	27,532
NET ASSETS	$130,775,516	$581,324,692	$1,575,214
Net Assets Consist of:
Paid-in capital	$90,871,340	$409,970,784	$1,293,706
Total distributable earnings	39,904,176	171,353,908	281,508
Net Assets	$130,775,516	$581,324,692	$1,575,214
Investor Class
Net Assets	$31,025,966	$28,906,100	$—
Shares issued and outstanding(1)	1,593,936	1,627,208	—
Net asset value, redemption price and offering price per share	$19.47	$17.76	$—
Advisor Class
Net Assets	$93,966,789	$552,418,592	$1,575,214
Shares issued and outstanding (1)	4,821,368	30,826,856	131,132
Net asset value, redemption price and offering price per share	$19.49	$17.92	$12.01
Institutional Class
Net Assets	$5,782,761	$—	$—
Shares issued and outstanding(1)	294,830	—	—
Net asset value, redemption price and offering price per share	$19.61	$—	$—

(1)	Unlimited shares authorized without par value.
See Notes to the Financial Statements.

8

Reinhart Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2024 (UNAUDITED)

	Mid Cap PMV Fund	Genesis PMV Fund	International PMV Fund
INVESTMENT INCOME:
Dividend income	$1,028,963	$2,769,214	$11,300
Interest income	121,382	394,418	1,453
Less: foreign taxes withheld	—	—	(1,196)
Total investment income	1,150,345	3,163,632	11,557
EXPENSES:
Investment adviser fees (See Note 4)	566,265	2,450,871	7,519
Fund administration & accounting fees (See Note 4)	71,387	185,915	52,795
Transfer agent fees & expenses (See Note 4)	34,547	40,111	4,342
Federal & state registration fees	27,570	29,281	2,324
Audit fees	11,469	10,802	9,516
Trustee fees	11,290	11,297	11,114
Postage & printing fees	6,970	12,078	549
Compliance fees (See Note 4)	5,770	5,770	5,770
Custody fees (See Note 4)	3,556	11,990	8,096
Legal fees	9,994	8,284	8,284
Other fees	3,206	2,928	2,212
Insurance fees	1,274	1,999	996
Distribution & shareholder service fees (See Note 5):
Investor Class	57,150	33,335	—
Advisor Class	27,618	195,722	1,187
Total expenses before waiver	838,066	3,000,383	114,704
Less: waiver from investment adviser (See Note 4)	(145,607)	(516,709)	(107,185)
Net expenses	692,459	2,483,674	7,519
Net Investment Income	457,886	679,958	4,038
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	2,605,772	16,909,483	76,339
Foreign currency translation	—	—	(26)
Net change in unrealized appreciation/depreciation on:
Investments	12,741,991	54,776,409	(45,478)
Foreign currency translation	—	—	(31)
Net realized and unrealized gain on investments	15,347,763	71,685,892	30,804
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,805,649	$72,365,850	$34,842

See Notes to the Financial Statements.

9

Reinhart Mid Cap PMV Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$457,886	$921,232
Net realized gain on investments	2,605,772	7,043,837
Net change in unrealized appreciation/depreciation on investments	12,741,991	9,758,948
Net increase in net assets resulting from operations	15,805,649	17,724,017
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	1,899,774	2,516,211
Proceeds from reinvestment of distributions	—	1,376,151
Payments for shares redeemed	(693,747)	(2,524,933)
Increase in net assets from Investor Class transactions	1,206,027	1,367,429
Advisor Class:
Proceeds from shares sold	1,656,536	9,585,232
Proceeds from reinvestment of distributions	—	4,853,160
Payments for shares redeemed	(11,202,643)	(46,929,692)
Decrease in net assets from Advisor Class transactions	(9,546,107)	(32,491,300)
Institutional Class:
Proceeds from shares sold	1,511,320	—
Proceeds from reinvestment of distributions	—	215,706
Payments for shares redeemed	(490,874)	(334,894)
Increase (decrease) in net assets from Institutional Class transactions	1,020,446	(119,188)
Decrease in net assets resulting from capital share transactions	(7,319,634)	(31,243,059)
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Investor Class	—	(1,381,920)
Net distributions to shareholders - Advisor Class	—	(5,259,798)
Net distributions to shareholders - Institutional Class	—	(220,654)
Total distributions to shareholders	—	(6,862,372)
Total Increase (Decrease) in Net Assets	8,486,015	(20,381,414)
NET ASSETS:
Beginning of period	122,289,501	142,670,915
End of period	$130,775,516	$122,289,501

See Notes to the Financial Statements.

10

Reinhart Genesis PMV Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$679,958	$1,346,551
Net realized gain on investments	16,909,483	7,049,362
Net change in unrealized appreciation/depreciation on investments	54,776,409	77,842,916
Net increase in net assets resulting from operations	72,365,850	86,238,829
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	250,000	281,500
Proceeds from reinvestment of distributions	—	644,198
Payments for shares redeemed	—	(475)
Increase in net assets from Investor Class transactions	250,000	925,223
Advisor Class:
Proceeds from shares sold	142,514,657	121,732,388
Proceeds from reinvestment of distributions	—	10,135,703
Payments for shares redeemed	(64,465,352)	(71,958,319)
Increase in net assets from Advisor Class transactions	78,049,305	59,909,772
Net increase in net assets resulting from capital share transactions	78,299,305	60,834,995
DISTRIBUTIONS TO SHAREHOLDERS:
Net distributions to shareholders - Investor Class	—	(644,198)
Net distributions to shareholders - Advisor Class	—	(10,665,024)
Total distributions to shareholders	—	(11,309,222)
Total Increase in Net Assets	150,665,155	135,764,602
NET ASSETS:
Beginning of period	430,659,537	294,894,935
End of period	$581,324,692	$430,659,537

See Notes to the Financial Statements.

11

Reinhart International PMV Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$4,038	$24,724
Net realized gain (loss) on:
Investments	76,339	50,835
Foreign currency translation	(26)	189
Net change in unrealized appreciation/depreciation on:
Investments	(45,478)	141,679
Foreign currency translation	(31)	53
Net increase in net assets resulting from operations	34,842	217,480
CAPITAL SHARE TRANSACTIONS:
Advisor Class:
Proceeds from shares sold	586,719	88,087
Proceeds from reinvestment of distributions	—	28,402
Payments for shares redeemed	(764,544)	(5,397)
Net increase (decrease) in net assets resulting from capital share transactions	(177,825)	111,092
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	—	(28,402)
Total Increase (Decrease) in Net Assets	(142,983)	300,170
NET ASSETS:
Beginning of period	1,718,197	1,418,027
End of period	$1,575,214	$1,718,197

See Notes to the Financial Statements.

12

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$17.20	$15.76	$18.35	$18.23	$12.23	$13.76
INVESTMENT OPERATIONS:
Net investment income	0.05(1)	0.09	0.10(1)	0.12	0.10	0.09
Net realized and unrealized gain (loss) on investments	2.22	2.30	(1.84)	0.14	6.01	(1.54)
Total from investment operations	2.27	2.39	(1.74)	0.26	6.11	(1.45)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.13)	(0.12)	(0.14)	(0.11)	(0.08)
Net realized gains	—	(0.82)	(0.73)	—	—	—
Total distributions	—	(0.95)	(0.85)	(0.14)	(0.11)	(0.08)
Net asset value, end of period	$19.47	$17.20	$15.76	$18.35	$18.23	$12.23
TOTAL RETURN	13.20%(2)	15.41%	−9.77%(3)	1.43%	50.16%	−10.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$31.0	$26.2	$22.7	$25.8	$21.0	$14.4
Ratio of expenses to average net assets:
Before expense waiver	1.60%(4)	1.48%	1.41%	1.48%	1.57%	1.58%
After expense waiver	1.30%(4)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets:
Before expense waiver	0.23%(4)	0.32%	0.47%	0.57%	0.38%	0.33%
After expense waiver	0.53%(4)	0.50%	0.58%	0.75%	0.65%	0.61%
Portfolio turnover rate	15%(2)	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.
See Notes to the Financial Statements.

13

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS
Advisor Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$17.20	$15.75	$18.32	$18.22	$12.22	$13.75
INVESTMENT OPERATIONS:
Net investment income	0.07(1)	0.15	0.14(1)	0.19	0.15	0.12
Net realized and unrealized gain (loss) on investments	2.22	2.28	(1.84)	0.12	6.00	(1.53)
Total from investment operations	2.29	2.43	(1.70)	0.31	6.15	(1.41)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.14)	(0.21)	(0.15)	(0.12)
Net realized gains	—	(0.82)	(0.73)	—	—	—
Total distributions	—	(0.98)	(0.87)	(0.21)	(0.15)	(0.12)
Net asset value, end of period	$19.49	$17.20	$15.75	$18.32	$18.22	$12.22
TOTAL RETURN	13.31%(2)	15.71%	−9.56%(3)	1.68%	50.56%	−10.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$93.9	$92.0	$116.1	$172.6	$167.3	$123.8
Ratio of expenses to average net assets:
Before expense waiver	1.26%(4)	1.25%	1.20%	1.16%	1.24%	1.25%
After expense waiver	1.05%(4)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets:
Before expense waiver	0.57%(4)	0.55%	0.69%	0.89%	0.71%	0.65%
After expense waiver	0.78%(4)	0.75%	0.84%	1.00%	0.90%	0.86%
Portfolio turnover rate	15%(2)	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.
See Notes to the Financial Statements.

14

Reinhart Mid Cap PMV Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$17.29	$15.82	$18.40	$18.27	$12.25	$13.77
INVESTMENT OPERATIONS:
Net investment income	0.08(1)	0.18	0.17(1)	0.21	0.16	0.15
Net realized and unrealized gain (loss) on investments	2.24	2.28	(1.88)	0.13	6.02	(1.54)
Total from investment operations	2.32	2.46	(1.71)	0.34	6.18	(1.39)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.17)	(0.14)	(0.21)	(0.16)	(0.13)
Net realized gains	—	(0.82)	(0.73)	—	—	—
Total distributions	—	(0.99)	(0.87)	(0.21)	(0.16)	(0.13)
Net asset value, end of period	$19.61	$17.29	$15.82	$18.40	$18.27	$12.25
TOTAL RETURN	13.42%(2)	15.84%	−9.54%(3)	1.87%	50.75%	−10.28%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$5.8	$4.1	$3.8	$34.1	$38.4	$30.5
Ratio of expenses to average net assets:
Before expense waiver	1.20%(4)	1.21%	1.09%	1.12%	1.18%	1.17%
After expense waiver	0.90%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before expense waiver	0.63%(4)	0.59%	0.80%	0.93%	0.77%	0.73%
After expense waiver	0.93%(4)	0.90%	0.99%	1.15%	1.05%	1.01%
Portfolio turnover rate	15%(2)	18%	42%	31%	38%	53%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized.
(3)	Net increase from payments by investment adviser on the disposal of investments due to trade error added 0.22% to this return.
(4)	Annualized.
See Notes to the Financial Statements.

15

Reinhart Genesis PMV Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.38	$12.46	$12.55	$13.39	$8.71	$9.94
INVESTMENT OPERATIONS:
Net investment income	—	0.02	0.02	0.03	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.38	3.31	0.74	(0.30)	4.65	(1.20)
Total from investment operations	2.38	3.33	0.76	(0.27)	4.69	(1.18)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.03)	(0.02)	(0.06)	(0.01)	(0.01)
Net realized gains	—	(0.38)	(0.83)	(0.51)	—	(0.04)
Total distributions	—	(0.41)	(0.85)	(0.57)	(0.01)	(0.05)
Net asset value, end of period	$17.76	$15.38	$12.46	$12.55	$13.39	$8.71
TOTAL RETURN	15.47%(1)	27.04%	6.73%	−2.09%	53.82%	−12.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$28.9	$24.8	$19.3	$17.3	$17.7	$10.3
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.33%(2)	1.34%	1.37%	1.37%	1.49%	1.99%
After expense reimbursement/waiver	1.20%(2)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	(0.10)%(2)	(0.01)%	(0.04)%	0.01%	0.09%	(0.60)%
After expense reimbursement/waiver	0.03%(2)	0.13%	0.13%	0.18%	0.38%	0.19%
Portfolio turnover rate	14%(1)	21%	47%	33%	32%	46%

(1)	Not annualized.
(2)	Annualized.
See Notes to the Financial Statements.

16

Reinhart Genesis PMV Fund
FINANCIAL HIGHLIGHTS
Advisor Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$15.49	$12.54	$12.61	$13.45	$8.73	$9.96
INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.41	3.34	0.74	(0.29)	4.69	(1.20)
Total from investment operations	2.43	3.39	0.79	(0.24)	4.74	(1.17)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	(0.03)	(0.09)	(0.02)	(0.02)
Net realized gains	—	(0.38)	(0.83)	(0.51)	—	(0.04)
Total distributions	—	(0.44)	(0.86)	(0.6)	(0.02)	(0.06)
Net asset value, end of period	$17.92	$15.49	$12.54	$12.61	$13.45	$8.73
TOTAL RETURN	15.69%(1)	27.33%	6.97%	−1.86%	54.33%	−11.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$552.4	$405.9	$275.6	$263.1	$192	$57.7
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	1.16%(2)	1.16%	1.19%	1.16%	1.27%	1.66%
After expense reimbursement/waiver	0.95%(2)	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/waiver	0.07%(2)	0.17%	0.15%	0.22%	0.32%	(0.27)%
After expense reimbursement/waiver	0.28%(2)	0.38%	0.39%	0.43%	0.64%	0.44%
Portfolio turnover rate	14%(1)	21%	47%	33%	32%	46%

(1)	Not annualized.
(2)	Annualized.
See Notes to the Financial Statements.

17

Reinhart International PMV Fund
FINANCIAL HIGHLIGHTS
Advisor Class
For a Fund share outstanding throughout each period.

	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31,
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$11.59	$10.26	$10.00
INVESTMENT OPERATIONS:
Net investment income	0.05	0.17	0.13
Net realized and unrealized gain on investments	0.37	1.36	0.24
Total from investment operations	0.42	1.53	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.11)	(0.06)
Net realized gains	—	(0.09)	(0.05)
Total distributions	—	(0.20)	(0.11)
Net asset value, end of period	$12.01	$11.59	$10.26
TOTAL RETURN	3.62%(1)	15.00%	3.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1.6	$1.7	$1.4
Ratio of expenses to average net assets:
Before expense reimbursement/waiver	14.53%(2)	14.66%	19.29%
After expense reimbursement/waiver	0.95%(2)	0.95%	0.95%
Ratio of net investment loss to average net assets:
Before expense reimbursement/waiver	(13.07)%(2)	(12.14)%	(16.74)%
After expense reimbursement/waiver	0.51%(2)	1.57%	1.60%
Portfolio turnover rate	45%(1)	12%	11%

(1)	Not annualized.
(2)	Annualized.
See Notes to the Financial Statements.

18

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Reinhart Mid Cap PMV Fund (the “Mid Cap Fund”), Reinhart Genesis PMV Fund (the “Genesis Fund”) and Reinhart International PMV Fund (the “International Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of the Funds is long-term capital appreciation. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies. The Mid Cap Fund commenced operations on June 1, 2012, the Genesis Fund commenced operations on June 1, 2018 and the International Fund commenced operations on June 1, 2022. The Mid Cap Fund currently offers three classes of shares, the Investor Class, Advisor Class and the Institutional Class. The Mid Cap Fund Institutional Class commenced operations on September 29, 2017. The Genesis Fund currently offers two classes of shares, the Investor Class and the Advisor Class. The International Fund currently offers one class of shares, the Advisor Class. Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Investor Class and Advisor Class shares are subject to a maximum 0.15% shareholder servicing fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period end November 30, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. As of and during the period end November 30, 2024, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period end May 31, 2021.
Foreign Taxes – The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments, or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of November 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.
The Funds distribute all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the

19

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.
Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.15% of Investor Class and Advisor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
3. SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”) that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if

20

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Funds will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated. All foreign securities, with the exception of Canadian and Mexican securities and those listed on a U.S. exchange, have an adjustment applied to their trade price and therefore are automatically deemed to be in Level 2 of the fair value hierarchy.
Rights and Warrants – Rights and warrants are valued at the last reported sale price on the exchange which they are traded. If they are not actively traded on the exchange, a fair value will be applied and they will be categorized in Level 3 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated Reinhart Partners, LLC (the “Adviser”) as their “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2024:
Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,280,423	$—	$—	$126,280,423
Short-Term Investments	4,588,435	—	—	4,588,435
Total Investments in Securities	$130,868,858	$—	$—	$130,868,858

Genesis Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$567,609,016	$—	$—	$567,609,016
Short-Term Investments	14,121,412	—	—	14,121,412
Total Investments in Securities	$581,730,428	$—	$—	$581,730,428

International Fund

	Level 1	Level 2	Level 3*	Total
Common Stocks	$616,075	$919,811	$—	$1,535,886
Warrants	—	—	—	—
Short-Term Investements	49,822	—	—	49,822
Total Investments in Securities	$665,897	$919,811	$—	$1,585,708

*	Additional Level 3 disclosures were deemed to be immaterial.
Refer to the Schedule of Investments for further information on the classification of investments.

21

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Reinhart Partners, LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following rates:

Fund
Mid Cap Fund	0.90%
Genesis Fund	0.95%
International Fund	0.95%

The Funds’ Adviser has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, taxes, brokerage commissions, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund	Investor Class	Advisor Class	Institutional Class
Mid Cap Fund	1.30%	1.05%	0.90%
Genesis Fund	1.20%	0.95%	N/A
International Fund	N/A	0.95%	N/A

Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expenses Limitation Agreements are indefinite in term and cannot be terminated through at least September 28, 2029, for the Mid Cap Fund, and September 28, 2025, for the Genesis Fund and the International Fund. Thereafter, the agreements may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Fund	Expiration	Amount
Mid Cap Fund	December 2024 - May 2025	$126,080
	June 2025 - May 2026	$260,979
	June 2026 - May 2027	$265,036
	June 2027 - November 2027	$145,607
Genesis Fund	December 2024 - May 2025	$266,072
	November 2025 - May 2026	$648,042
	November 2026 - May 2027	$742,406
	June 2027 - November 2027	$516,709
International Fund	June 2025 - May 2026	$153,512
	June 2026 - May 2027	$167,563
	June 2027 - November 2027	$107,185

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average

22

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended November 30, 2024, are disclosed in the Statements of Operations.
5. DISTRIBUTION & SHAREHOLDER SERVICE FEES
The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the average daily net assets of the Investor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period end November 30, 2024, the Funds incurred the following expenses pursuant to the Plan:

Fund	Amount
Mid Cap Fund	$35,719
Genesis Fund	$33,335
International Fund	N/A

The Funds have entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Funds may pay a servicing fee at an annual rate up to 0.15% of the average daily net assets of the Investor Class and Advisor Class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period end November 30, 2024, the Funds incurred the following expenses pursuant to the Plan:

Fund	Investor Class	Advisor Class
Mid Cap Fund	$21,431	$27,618
Genesis Fund	—	195,722
International Fund	N/A	1187

6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds were as follows:
Capital Share Transactions

	Mid Cap Fund		Genesis Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Investor Class:
Shares sold	107,340	149,548	15,528	19,146
Shares issued in reinvestment of distributions	—	83,606	—	45,270
Shares redeemed	(37,893)	(151,384)	—	(33)
Net increase in Investor Class shares	69,447	81,770	15,528	64,383

23

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)

	Mid Cap Fund		Genesis Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Advisor Class:
Shares sold	92,394	576,803	8,492,319	8,629,541
Shares issued in reinvestment of distributions	—	295,204	—	707,800
Shares redeemed	(620,343)	(2,891,962)	(3,859,380)	(5,113,715)
Net increase (decrease) in Advisor Class shares	(527,949)	(2,019,955)	4,632,939	4,223,626
Institutional Class:
Shares sold	85,362	—	—	—
Shares issued in reinvestment of distributions	—	13,057	—	—
Shares redeemed	(25,894)	(19,607)	—	—
Net increase (decrease) in Institutional Class shares	59,468	(6,550)	—	—
Net increase (decrease) in shares outstanding	(399,034)	(1,944,735)	4,648,467	4,288,009
	International Fund
	Six Months Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
Advisor Class:
Shares sold	50,014	7,957
Shares issued in reinvestment of distributions	—	2,574
Shares redeemed	(67,119)	(508)
Net increase (decrease) in Advisor Class shares	(17,105)	10,023
Net increase (decrease) in shares outstanding	(17,105)	10,023

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Funds for the period end November 30, 2024, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Mid Cap Fund	$ —	$ —	$17,691,369	$24,667,022
Genesis Fund	$—	$—	$153,666,702	$72,592,806
International Fund	$—	$—	$714,673	$897,126

24

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at May 31, 2024, the Funds’ most recent fiscal year end, were as follows:

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation	Federal Income Tax Cost
Mid Cap Fund	$31,748,270	$(10,294,557)	$21,453,713	$101,015,062
Genesis Fund	108,412,927	(16,778,696)	91,634,231	339,105,597
International Fund	316,770	(134,858)	181,912	1,548,788

The difference between book-basis and tax basis unrealized appreciation is attributable primarily to the differences in tax treatment of wash sales and passive foreign investment companies. At May 31, 2024, the Funds’ most recent fiscal year end, components of accumulated loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Appreciation	Total Distributable Earnings
Mid Cap Fund	$199,870	$2,444,944	$21,453,713	$24,098,527
Genesis Fund	3,412,410	3,941,417	91,634,231	98,988,058
International Fund	37,195	27,559	181,912	246,666

As of May 31, 2024, the Funds’ most recent fiscal year end, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. The Funds do not plan to defer any qualified late-year losses.
There were no distributions paid by the Funds for the period ended November, 30, 2024.
The tax character of distributions paid during the year ended May 31, 2024, were as follows:

Fund	Ordinary Income*	Long-Term Capital Gains	Total
Mid Cap Fund	$1,353,077	$7,386,204	$8,739,281
Genesis Fund	2,203,333	16,175,604	18,378,937
International Fund	13,313	—	13,313

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.
9. SECTOR RISK
As of November 30, 2024, the Genesis Fund had a significant portion of its assets invested in the financials sector. Changes in governmental regulation, interest rates, domestic and international economics, loan losses, price competition and industry consolidation may affect companies in this sector.
10. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held	Type of Ownership
Mid Cap Fund	Wells Fargo Clearing Services, LLC	32.66%	Record
Genesis Fund	Morgan Stanley Smith Barney, LLC	35.55%	Record
International Fund	National Financial Services, LLC	37.19%	Record
	James Reinhart	39.26%	Beneficial

25

REINHART FUNDS
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024 (Unaudited)(Continued)
11. SUBSEQUENT EVENTS
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.
On December 18, 2024, the Funds made the following distributions to shareholders:

Fund	Share Class	Type of Distribution	Dollar Amount	Rate Per Share
Mid Cap Fund	Advisor	Ordinary Income	$628,798	$0.13172822
	Advisor	Short-Term Capital Gain	41,434	0.00868
	Advisor	Long-Term Capital Gain	2,124,519	0.44507
	Investor	Ordinary Income	122,218	0.07643439
	Investor	Short-Term Capital Gain	13,879	0.00868
	Investor	Long-Term Capital Gain	711,664	0.44507
	Institutional	Ordinary Income	40,938	0.14020619
	Institutional	Short-Term Capital Gain	2,534	0.00868
	Institutional	Long-Term Capital Gain	129,953	0.44507
Genesis Fund	Advisor	Ordinary Income	$1,263,561	$0.04231226
	Advisor	Short-Term Capital Gain	5,083,539	0.17023
	Advisor	Long-Term Capital Gain	14,951,690	0.50068
	Investor	Ordinary Income	27,115	0.01666375
	Investor	Short-Term Capital Gain	277,000	0.17023
	Investor	Long-Term Capital Gain	814,710	0.50068
International Fund	Advisor	Ordinary Income	$37,546	$0.29630566
	Advisor	Short-Term Capital Gain	10,303	0.08131
	Advisor	Long-Term Capital Gain	110,472	0.87182

26

Reinhart Funds
ADDITIONAL INFORMATION
November 30, 2024 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are each available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, each Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-774-3863.
AVAILABILITY OF PROXY VOTING INFORMATION
A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-774-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-774-3863, or (2) on the SEC’s website at www.sec.gov.

27

INVESTMENT ADVISER
Reinhart Partners, LLC
11090 North Weston Drive
Mequon, WI 53092
DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Funds’ Statement of Additional Information contains additional information about the Funds’ trustees and is available without charge upon request by calling 1-855-774-3863.
RH-RPSEMI

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) “Not applicable”

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	2/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date	2/6/2025

By (Signature and Title)*	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date	2/6/2025

* Print the name and title of each signing officer under his or her signature.